SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles of the United States.

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

There are 4 subsidiaries as of March 31, 2025 and 3 subsidiaries as of March 31, 2024 and 2023, respectively, which have different fiscal year-ends from that of the Company. These subsidiaries were consolidated based on the respective year end. Adjustments were made for the effects of significant intragroup transactions caused by different fiscal year-ends and the remaining impacts would not be material.

Reclassification

Certain amounts in the prior period have been reclassified to conform to the current period presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain expenses during the reporting period. Significant estimates and assumptions are reflected in valuation and disclosure of accounts including: impairment of long-lived assets, recoverability of deferred taxes and allowance for credit losses. Actual results could differ from these good faith estimates and judgments.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and deposits in banks that are unrestricted as to withdrawal or use. All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents.

Short-Term Investments

Short-term investments represent cash pledged to financial institutions as collateral for the Company’s bank loans, and term deposits placed with financial institutions with original maturities of greater than three months. Short-term investments are not available for withdrawal or the Company’s general use until after the corresponding bank loans are repaid, or the term deposits mature. Short-term investments are classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreements.

Trade Notes and Accounts Receivable

Accounts receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). The Group’s accounts receivable balances are unsecured, bear no interest and are due upon normally within a year from the date of the sale.

Allowance for Credit Losses

In accordance with Accounting Standards Codification (“ASC”) Topic 326, “Financial Instruments - Credit Losses”, the Company estimates and records an expected lifetime credit loss on trade notes and accounts receivable and leasehold and guarantee deposits by utilizing historical write-off rates as a starting point for determining expected credit losses and has considered all available relevant information, including details about past events, current conditions, and reasonable and supportable forecasts, as well as their impact on the expected credit losses. The allowance for expected credit losses is adjusted for current conditions and reasonable and supportable forecasts.

Inventories

Inventories consist of real estate inventories, raw entitled land, construction in process, including capitalized interest and housing equipment and material. Estimates of the lower of cost and net realizable value of inventory are determined by comparing the actual cost of the inventory to the estimated selling prices in the ordinary course of business based on current market and economic conditions, less reasonably predictable costs of completion, disposal, and transportation of the inventory.

The cost basis of the real estate inventories includes all direct acquisition costs including but not limited to the property purchase price, acquisition costs, construction costs, development costs, capitalized interest, capitalized real estate taxes and other costs. Interests and real estate taxes are not capitalized unless active development or construction is underway. When acquiring real estate with existing buildings, we allocate the purchase price between land and building based on their relative fair values.

Property, Plant and Equipment

Property, Plant and Equipment are stated at cost less accumulated depreciation.

	Useful life	Depreciation method
Buildings	3-39 years	Straight-line method
Leasehold improvements	1-18 years	Straight-line method
Vehicles	2 years	Straight-line method
Tool, furniture and fixtures	3-10 years	Straight-line method
Land	Indefinite	-

Maintenance and repairs are charged to expense as incurred. Improvements of a major nature are capitalized. Construction in progress is not depreciated until ready for service. At the time of retirement or other disposition of property, plant and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.

The long-lived assets of the Group are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment” (“ASC No. 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were recorded during the years ended March 31, 2025, 2024 and 2023.

Fair Value

The Company performs fair value measurements in accordance with ASC Topic 820, “Fair Value Measurement”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset’s or a liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;
●	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and
●	Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

Revenue Recognition

The Group accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 is that the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The ASC 606 revenue recognition model consists of the following five steps:

(1)	identify the contracts with a customer,
(2)	identify the performance obligations in the contract,
(3)	determine the transaction price,
(4)	allocate the transaction price to the performance obligations in the contract and
(5)	recognize revenue when (or as) the entity satisfies a performance obligation.

In order for an arrangement to be considered a contract, it must be probable that the Group will collect the consideration to which it is entitled for goods or services to be transferred. Once the contract is determined to be within the scope of ASC 606, the Group assesses the goods or services promised with each contract, determines whether those are performance obligations and the related transaction price. The Group then recognizes the sale of goods based on the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied.

The Company recognizes revenue from rental services under ASC Topic 842, “Leases”.

The Group recognizes revenue from sales of real estate properties, provision of hotel accommodation services, and sales of housing equipment and material sales.

Revenue from sales of real estate properties

Revenues from the sales of real estate properties are recognized at the point in time when title to and possession of the property has transferred to the customer and the Group has no continuing involvement with the property, which is generally upon the delivery of the real estate properties, which generally coincides with the receipt of cash consideration from the customer. Our contracts with customers contain a single performance obligation.

Revenue from hotel accommodation services

Revenues from hotel accommodation services are recognized during the period when services are rendered.

Housing equipment and material sales

Housing equipment and material sales are recognized at the point in time when the goods are delivered to the customer.

The Group’s revenues are presented net of consumption tax collected on behalf of governments.

Leases

The Group determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

We classify our leases as either finance leases or operating leases if we are the lessee, or sale-type, direct financing, or operating leases if we are the lessor. We use the following criteria to determine if a lease is a finance lease (as a lessee) or sales-type or direct financing lease (as a lessor):

(i) ownership is transferred from lessor to lessee by the end of the lease term;

(ii) an option to purchase is reasonably certain to be exercised;

(iii) the lease term is for the major part of the underlying asset’s remaining economic life;

(iv) the present value of lease payments equals or exceeds substantially all of the fair value of the underlying assets; or

(v) the underlying asset is specialized and is expected to have no alternative use at the end of the lease term.

If we meet any of the above criteria, we account for the lease as a finance, a sales-type, or a direct financing lease. If we do not meet any of the criteria, we account for the lease as an operating lease.

Lessee accounting

The Group recognizes right-of-use assets and lease liabilities for all leases other than those with a term of twelve months or less as the Group has elected to apply the short-term lease recognition exemption. Right-of-use assets represent the Group’s right to use an underlying asset for the lease term. Lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are classified and recognized at the commencement date of a lease. Lease liabilities are measured based on the present value of fixed lease payments over the lease term. Right-of-use assets consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Group.

As the rates implicit on the Group’s leases for which it is the lessee are not readily determinable, the Group uses its incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments. When determining the incremental borrowing rate, the Group assesses multiple variables such as lease term, collateral, economic conditions, and its creditworthiness.

Lessor accounting

The Group accounts for the revenue from its lease contracts by utilizing the single component accounting policy. This policy requires the Group to account for, by class of underlying asset, the lease component and non-lease component(s) associated with each lease as a single component if two criteria are met:

(i) the timing and pattern of transfer of the lease component and the non-lease component(s) are the same; and

(ii) the lease component would be classified as an operating lease if it were accounted for separately.

Lease components consist primarily of fixed rental payments, which represent scheduled rental amounts due under the Group’s leases. Non-lease components consist primarily of tenant recoveries representing reimbursements of rental operating expenses, including recoveries for repairs, maintenance, and common area expenses.

If the lease component is the predominant component, the Group accounts for all revenue under such lease as a single component in accordance with the lease accounting standard. Conversely, if the non-lease component is the predominant component, all revenue under such lease is accounted for in accordance with the revenue recognition accounting standard. The Group’s operating leases qualify for the single component accounting, and the lease component in each of its leases is predominant. Therefore, the Group accounts for all revenue from its operating leases under the lease accounting standard and classify the revenue as lease income.

The Group commences recognition of lease income related to the operating leases at the date the property is ready for its intended use by the tenant and the tenant takes possession or controls the physical use of the leased asset. Income from leases related to fixed rental payments under operating leases is recognized on a straight-line basis over the respective operating lease terms. Amounts received currently but recognized as revenue in future periods are classified in deferred revenue in its consolidated balance sheets.

Advertising Expenses

The Group expenses advertising costs as they incurred. Total advertising expenses were ¥71,805 thousand, ¥108,289 thousand and ¥126,528 thousand for the years ended March 31, 2025, 2024 and 2023, respectively, and have been included as part of selling, general and administrative expenses.

Concentration of Credit Risk and Significant Vendors

Financial instruments that potentially subject the Group to credit risk consist primarily of trade notes and accounts receivable, net. The Group does not require collateral or other security to support these receivables. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Customers

For the years ended March 31, 2025, 2024 and 2023, customers accounting for 10% or more of the Group’s total revenues were as follows:

	March 31, 2025	March 31, 2024	March 31, 2023
Customer A	*	*	13%

*	Less than 10%

As of March 31, 2025 and 2024, customers accounting for 10% or more of the Group’s total current outstanding trade notes and accounts receivable, net were as follows:

	March 31, 2025	March 31, 2024
Customer B	11%	*
Customer C	*	27%
Customer D	*	12%

*	Less than 10%

Suppliers

For the years ended March 31, 2025, 2024 and 2023, suppliers accounted for 10% or more of the Group’s total purchases were as follows:

	March 31, 2025	March 31, 2024	March 31, 2023
Supplier A	*	*	25%

*	Less than 10%

As of March 31, 2025 and 2024, suppliers accounted for 10% or more of the Group’s total current outstanding accounts payable were as follows:

	March 31, 2025	March 31, 2024
Supplier B	*	14%
Supplier C	45%	*
Supplier D	10%	*

*	Less than 10%

Income Taxes

Under FASB ASC 740, “Income Taxes”, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of operations and comprehensive income.

Foreign Currency Translation and Re-measurement

The functional currency of the Company and the Japanese subsidiaries are the Japanese Yen (“JPY”). The functional currency of the Company’s subsidiaries, Propolife Vietnam Co., Ltd. and LogKnot Vietnam Co., Ltd. are the Vietnamese dong. The functional currency of the Company’s subsidiaries, Yantai Propolife Wood Industry Co., Ltd. is the Chinese yuan. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of income and comprehensive income.

The reporting currency of the Group is the JPY, and the accompanying consolidated financial statements have been expressed in JPY. In accordance with ASC Topic 830-30, “Translation of Financial Statements”, assets and liabilities of the Group whose functional currency is not JPY are translated into JPY, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from the translation of financial statements are recorded as a separate component of accumulated other comprehensive income (loss) within the consolidated statements of shareholders’ equity.

Segments

ASC 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker organizes segments within the company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

The Group has three reportable segments: Real estate segment, Hotel segment and other segment, which are based on the Group’s organizational structure and characteristics of products and services. Operating segments are defined as the components of the Group for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s CODMs primarily evaluate performance based on financial results. The accounting policies used for these reportable segments are consistent with the accounting policies used in the Group’s consolidated financial statements.

Comprehensive Income or Loss

ASC Topic 220, “Comprehensive Income,” establishes standards for reporting and display of comprehensive income or loss, its components and accumulated balances. Comprehensive income or loss as defined includes all changes in equity during a period from non-owner sources.

Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the reporting period. Diluted net income per share reflects the potential dilution that could occur if stock options and other commitments to issue common shares were exercised or equity awards vest resulting in the issuance of common shares that could share in the net income of the Group.

Related Parties and Transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures, to enhance the transparency and decision usefulness of income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. ASU No. 2023-09 is effective for public companies for annual reporting periods beginning after December 15, 2024, on a prospective basis. For all other entities, it is effective for annual reporting periods beginning after December 15, 2025, on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public companies to disclose additional information about specific expense categories in the notes to the consolidated financial statements on an annual and interim basis. ASU No. 2024-03 is effective for public companies for annual reporting periods beginning after December 15, 2026, on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.